Share Capital - Schedule of Issued and Outstanding Warrants (Details) - Issued and Outstanding Warrants [Member]	12 Months Ended
Mar. 31, 2025 USD ($) shares
Schedule of Issued and Outstanding Warrants [Line Items]
Number of warrants shares opening balance | shares
Amount of warrants opening balance | $
Number of shares Warrants issued for convertible note Addendum | shares	837
Amount of Warrants issued for convertible note Addendum | $	$ 42,528
Number of shares Warrants issued for convertible note Termination Agreement t | shares	22,876
Amount of Warrants issued for convertible note termination agreement | $	$ 639,954
Number of shares warrants convertible note Termination Agreement warrants exercised | shares	(22,876)
Amount of Convertible note Termination Agreement warrants exercised | $	$ (639,954)
Number of shares warrants PIPE financing warrant issuance | shares	328,734
Amount of PIPE warrants financing warrant issuance | $	$ 1,686,372
Number of shares PIPE warrants financing warrant issuance costs | shares	9,409
Amount of PIPE warrants financing warrant issuance costs | $	$ 137,778
Number of shares warrants Issuance costs for PIPE financing warrants | shares
Amount of warrants Issuance costs for PIPE financing warrants | $	$ (355,278)
Number of shares warrants PIPE pre-funded warrants exercised | shares	(77,792)
Amount of warrants PIPE pre-funded warrants exercised | $	$ (511,690)
Number of shares Issuance costs for PIPE pre-funded warrants exercised | shares
Amount of warrants Issuance costs for PIPE pre-funded warrants exercised | $	$ 65,995
Number of warrants shares ending balance | shares	261,188
Amount of warrants ending balance | $	$ 1,065,705